Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Name	Davidson & Company LLP
Auditor Firm ID	731
Auditor Location	Canada
Auditor Opinion [Text Block]

Opinion on the consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Highlander Silver Corp. (the “Company”), as of December 31, 2025 and September 30, 2024, and the related consolidated statements of net loss and comprehensive loss, cash flows, and changes in equity for the fifteen month period ended December 31, 2025, and the year ended September 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Highlander Silver Corp. as of December 31, 2025 and September 30, 2024, and the results of its operations and its cash flows for the fifteen month period ended December 31, 2025, and the year ended September 30, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.